Right-of-use Assets, Net - Depreciation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations	$ 1,204,089	$ 1,157,014
Discontinued operations
Right-of-use Assets, Net
Depreciation of right -of-use assets of discontinued operations		$ 16,978